Goodwill and other intangible assets - Intangible asset impairment charges (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 61	$ 9	$ 0	$ 62
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment charges		9	0	60
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment charges		$ 0	$ 0	$ 2